Fair Value Measurements (Details) - Schedule of Significant Unobservable Inputs - Available-for-Sale Securities [Member]	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Implied Price to Sales After Discount for Lack of Marketability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input	0.95	1.04
Weighted Average Cost of Capital [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input
Lack of Marketability Discount [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input	28	20
Lack of Marketability Discount [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input	20
Lack of Marketability Discount [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input	32
Risk-Free Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input	2.08	2.31
Risk-Free Rate [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input	1.87	2.6
Risk-Free Rate [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input	2.17	2.19
Expected Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input	43.47	43.65
Expected Volatility [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input	41.55	47.19
Expected Volatility [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input	45.49	32.08
Probability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale	Liquidation scenario: 40%, 35% Redemption scenario: 40%, 35% IPO scenario: 20%, 30%	Liquidation scenario: 35%, 40% Redemption scenario: 35%, 40% IPO scenario: 30%, 20%